Income Tax - Schedule of Reconciliation of Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Accounting profit before income tax	€ 165,673	€ 96,279	€ 54,714
Statutory income tax rate of 27.9%	46,223	26,862	15,265
Prior years taxes	(6,544)	918	1,620
DTA recognized on tax losses carry-forward	(1,947)	(41)	720
Taxes effect on unremitted earnings	400	1,248	210
Utilization of tax losses carry-forward not recognized on DTA			(1,759)
Not deductible expenses			535
Step up		(7,926)
Change notional rate		361
Tax grants/not taxable items	(1,157)	(2,146)	(449)
Tax exemption on gain from the sale of an associate	(3,378)
Different foreign tax rate effect	(2,193)	(1,594)	(135)
Income tax expense reported in the statement of profit or loss	€ 31,404	€ 17,682	€ 16,007